Fair Value Measurements - Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants (Details)	Aug. 02, 2024
Underlying stock price [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.92
Exercise price [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.5
Term (years) [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.7
Risk-free rate [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0361
Volatility [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.01
Probability of completion a Business Combination [Member]
Schedule of Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.60